3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

Lisa D. Zeises

direct dial: (215) 981-4722

zeisesl@pepperlaw.com

June 15, 2012

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:          Touchstone Strategic Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

Touchstone Strategic Trust (the “Trust”) is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the following series of the Trust: Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”). Each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Shell Fund” and collectively, the “Shell Funds”) is a newly organized series of the Trust that has been created for purposes of the reorganization and will not commence operations until the date of the Reorganization.

It is anticipated that the Shares would be issued to shareholders of a corresponding series of the Fifth Third Funds (each an “Acquired Fund” and collectively, the “Acquired Funds”), in connection with proposed reorganizations of each Acquired Fund into a corresponding Acquiring Fund, pursuant to Agreements and Plans of Reorganization (the “Agreements”). The Agreements are subject to the requisite approval of the Acquired Funds’ shareholders at a meeting to be held in September 2012.

In view of the considerations set forth in North American Security Trust SEC No-Action Letter (Pub. Avail. August 5, 1994), the Trust has determined that each Acquiring Fund, except the Shell Funds, is the appropriate accounting survivor in each reorganization. With

U.S. Securities and Exchange Commission

June 15, 2011

respect to each reorganization, the Trust has compared the following factors: the investment adviser of each Fund; investment objectives, policies and restrictions of each Fund; expense structures and expense ratios of each Fund; asset size of each Fund; and portfolio composition of each Fund.

With respect to each reorganization, except the reorganizations involving the Shell Funds, the Trust considered that Touchstone Advisors and the current sub-advisor to the Acquiring Fund would serve as the investment adviser and sub-adviser, respectively, to the surviving fund after the reorganization. With respect to each reorganization, except the reorganizations involving the Shell Funds, the Trust also considered that the surviving fund would have the same investment objectives, policies and restrictions as the Acquiring Fund after the reorganization. With respect to each reorganization, except the reorganizations involving the Shell Funds, the Trust also considered that the surviving fund would have substantially the same expense structure as that of the Acquiring Fund after the reorganization.

With respect to the reorganizations involving the Shell Funds, the Trust considered that Fifth Third Asset Management, Inc., the investment adviser to the Acquired Funds, would serve as the sub-adviser to the Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund after the reorganizations. In light of the Shell Funds having no assets, the Trust considered that the portfolio structure and asset size of each of the surviving funds would more closely resemble the corresponding Acquired Funds. The Trust also considered that each surviving fund would have similar investment objectives, policies and restrictions as the corresponding Acquired Fund after the reorganization.

Based on the foregoing factors, among others, the Trust has concluded that each Acquiring Fund, except the Shell Funds, is the appropriate accounting survivor and each of the corresponding Acquired Funds of the Shell Funds is the appropriate accounting survivor.

Pursuant to Rule 488 under the 1933 Act, it is proposed that this filing will become effective on July 16, 2012.

U.S. Securities and Exchange Commission

June 15, 2011

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4722 or John M. Ford at 215.981.4009.

Very truly yours,

/s/ Lisa D. Zeises

Lisa D. Zeises

cc: Joseph G. Melcher

      John M. Ford, Esq.